Credit Quality Assessment (Details 6) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring Modifications	$ 3,219	$ 1,257	$ 861
Commercial Loans and Forberance [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring Modifications	594	723	861
Commercial Loans and Extension Or Other Modification [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring Modifications	224	226
Residential Real Estate First Lien and Forberance [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring Modifications	301	308
Residential Real Estate First Lien and Extension Or Other Modification [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring Modifications	2,100
Nonperforming Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring Modifications	594	1,031	861
Nonperforming Financing Receivable [Member] | Commercial Loans and Forberance [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring Modifications	594	723	861
Nonperforming Financing Receivable [Member] | Commercial Loans and Extension Or Other Modification [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring Modifications	0	0
Nonperforming Financing Receivable [Member] | Residential Real Estate First Lien and Forberance [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring Modifications	0	308
Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring Modifications	2,625	226	0
Performing Financing Receivable [Member] | Commercial Loans and Forberance [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring Modifications	0	0	0
Performing Financing Receivable [Member] | Commercial Loans and Extension Or Other Modification [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring Modifications	224	226
Performing Financing Receivable [Member] | Residential Real Estate First Lien and Forberance [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring Modifications	301	0
Performing Financing Receivable [Member] | Residential Real Estate First Lien and Extension Or Other Modification [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring Modifications	$ 2,100